Consolidated statements of income (loss) and comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Details
Oil and gas revenue	$ 26,187	$ 18,553
Direct operating costs	(29,469)	(14,631)
Depletion	(4,188)	(18,639)
Oil and gas royalties	(1,704)	(979)
Oil and gas revenue net	(9,174)	(15,696)
Consulting revenue	689,279	264,352
Gross profit	680,105	248,656
Operating expenses
Administration fees	2,180	25,456
Advertising	7,782	13,969
Consulting fees	17,320	100,999
Finders Fees	100,000	0
Foreign exchange loss (gain)	22,241	(7,317)
Office and miscellaneous	11,806	6,561
Professional fees	88,274	36,288
Salaries and benefits	1,192	28,873
Travel and promotion	4,634	7,153
Total operating expenses	255,429	211,982
Income (loss) before other items	424,676	36,674
Other items
Gain (loss)from receipt of shares and options	441,882	0
Gain (loss) on equity investment	0	(32,861)
Gain (loss) on sale of securities	37,484	0
Write-off of accounts payable	0	6,233
Impairment of marketable securities	(345,003)	0
Net Income (loss)	559,039	10,046
Other comprehensive income (loss)
Unrealized gain (loss) on marketable securities	324,442	(15,518)
Effect translating foreign operation currencies	197	(5,619)
Total comprehensive income (loss)	$ 883,678	$ (11,091)
Income (Loss) per share, basic and diluted	$ 0.04	$ 0.00
Weighted average number of shares outstanding	14,522,727	14,522,727